14. GENERAL AND ADMINISTRATIVE EXPENSES: Schedule of General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of General and Administrative Expenses

	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Management and consulting fees (Note 15)	192,621	242,667	155,084	362,727
Payroll	79,847	122,330	149,034	54,665
Bad debt	62,930	99,000	-	-
Investor relations	7,174	70,332	58,024	54,334
Office maintenance	180,984	55,168	33,881	51,357
Legal, audit and accounting	279,097	61,409	37,587	37,806
Travel	41,246	34,020	33,961	30,441
Insurance	34,573	34,453	25,250	18,366
Seminars and conferences	-	445	14,582	23,084
Rent	49,229	46,050	20,429	48,982
Filing and registration fees	74,898	62,130	13,688	53,714
Amortization	13,854	14,668	8,513	13,900
Bank service charges	2,480	1,330	1,690	1,061
Foreign exchange	3,630	(3,210)	-	1,337
	1,022,563	840,792	551,723	751,774